Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Bond Index Portfolio

March 31, 2020

VUSB-QTLY-0520
1.9887313.101

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.1%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
3.8% 2/15/27	$43,000	$44,677
4.1% 2/15/28	143,000	150,181
4.65% 6/1/44	40,000	43,272
4.85% 3/1/39	96,000	108,618
4.85% 7/15/45	172,000	190,469
4.9% 8/15/37	100,000	112,231
5.15% 11/15/46	110,000	129,359
5.25% 3/1/37	95,000	110,601
5.3% 8/15/58	40,000	47,128
5.45% 3/1/47	170,000	204,124
Telefonica Emisiones S.A.U. 4.103% 3/8/27	150,000	155,568
Verizon Communications, Inc.:
3.875% 2/8/29	210,000	235,062
4% 3/22/50	114,000	135,296
4.016% 12/3/29	100,000	112,743
4.125% 8/15/46	54,000	62,529
4.329% 9/21/28	63,000	72,601
5.012% 8/21/54	38,000	51,985
5.5% 3/16/47	158,000	216,599
		2,183,043
Entertainment - 0.3%
The Walt Disney Co.:
2% 9/1/29	50,000	48,776
2.75% 9/1/49	100,000	98,749
3% 9/15/22	150,000	154,987
3.7% 9/15/24	300,000	323,222
3.8% 3/22/30	110,000	123,682
4.7% 3/23/50	100,000	129,515
		878,931
Media - 0.6%
CBS Corp. 4.2% 6/1/29	210,000	198,757
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.2% 3/15/28	48,000	49,270
5.125% 7/1/49	60,000	63,823
5.375% 4/1/38	42,000	45,329
5.375% 5/1/47	40,000	43,224
Comcast Corp.:
2.65% 2/1/30	220,000	226,596
3.4% 4/1/30	87,000	94,254
3.55% 5/1/28	76,000	82,457
3.7% 4/15/24	30,000	32,199
3.75% 4/1/40	31,000	34,261
3.9% 3/1/38	50,000	56,207
4.6% 10/15/38	140,000	174,424
4.6% 8/15/45	72,000	91,864
4.7% 10/15/48	284,000	367,173
4.95% 10/15/58	30,000	41,432
Discovery Communications LLC:
5% 9/20/37	70,000	69,313
5.2% 9/20/47	18,000	18,397
Fox Corp.:
4.709% 1/25/29	34,000	37,298
5.476% 1/25/39	130,000	150,796
5.576% 1/25/49	23,000	27,542
TWDC Enterprises 18 Corp. 2.95% 6/15/27	98,000	100,665
		2,005,281
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV 3.625% 4/22/29	200,000	203,025
Vodafone Group PLC:
4.375% 5/30/28	97,000	101,983
5% 5/30/38	100,000	111,265
5.25% 5/30/48	170,000	205,150
		621,423

TOTAL COMMUNICATION SERVICES		5,688,678

CONSUMER DISCRETIONARY - 1.2%
Automobiles - 0.2%
American Honda Finance Corp. 3.55% 1/12/24	170,000	175,162
Ford Motor Co. 5.291% 12/8/46	80,000	45,144
General Motors Co.:
5.95% 4/1/49	80,000	59,160
6.75% 4/1/46	69,000	55,172
General Motors Financial Co., Inc.:
4.35% 4/9/25	84,000	75,255
5.65% 1/17/29	250,000	223,943
		633,836
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 3.75% 8/21/28	210,000	213,155
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
2.625% 9/1/29	150,000	144,516
3.3% 7/1/25	32,000	33,125
3.5% 7/1/27	91,000	95,975
3.6% 7/1/30	80,000	83,784
3.8% 4/1/28	84,000	89,021
4.2% 4/1/50	40,000	44,317
4.7% 12/9/35	109,000	123,168
Starbucks Corp.:
4% 11/15/28	100,000	103,746
4.5% 11/15/48	50,000	56,481
		774,133
Household Durables - 0.0%
Newell Brands, Inc. 3.85% 4/1/23 (a)	60,000	60,423
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.:
2.4% 2/22/23	150,000	156,000
3.875% 8/22/37	120,000	143,821
4.05% 8/22/47	44,000	56,167
		355,988
Multiline Retail - 0.2%
Dollar Tree, Inc. 4% 5/15/25	248,000	254,034
Target Corp.:
2.25% 4/15/25	89,000	90,356
2.65% 9/15/30	77,000	78,841
3.9% 11/15/47	40,000	47,095
4% 7/1/42	15,000	17,040
		487,366
Specialty Retail - 0.4%
AutoZone, Inc.:
3.625% 4/15/25	62,000	62,860
4% 4/15/30	150,000	153,084
Lowe's Companies, Inc.:
3.65% 4/5/29	80,000	82,383
4.05% 5/3/47	53,000	52,544
4.55% 4/5/49	140,000	154,928
The Home Depot, Inc.:
2.7% 4/15/30	146,000	148,794
2.8% 9/14/27	84,000	86,670
2.95% 6/15/29	200,000	206,910
3.35% 4/15/50	100,000	108,736
3.9% 6/15/47	29,000	32,614
4.5% 12/6/48	90,000	110,507
		1,200,030
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc.:
2.4% 3/27/25	38,000	39,392
2.85% 3/27/30	40,000	42,281
3.375% 3/27/50	40,000	43,837
		125,510

TOTAL CONSUMER DISCRETIONARY		3,850,441

CONSUMER STAPLES - 1.7%
Beverages - 0.6%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.7% 2/1/36	140,000	146,246
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 1/12/24	145,000	151,156
4% 4/13/28	91,000	96,084
4.6% 4/15/48	78,000	82,627
5.55% 1/23/49	130,000	152,992
5.8% 1/23/59 (Reg. S)	170,000	208,231
Constellation Brands, Inc.:
3.6% 2/15/28	63,000	61,645
5.25% 11/15/48	50,000	52,968
Dr. Pepper Snapple Group, Inc.:
2.55% 9/15/26	50,000	46,743
4.597% 5/25/28	36,000	39,415
Molson Coors Beverage Co.:
3% 7/15/26	120,000	112,719
4.2% 7/15/46	92,000	82,341
PepsiCo, Inc. 4% 5/2/47	116,000	139,256
The Coca-Cola Co.:
2.875% 10/27/25	50,000	53,508
3.45% 3/25/30	186,000	210,363
4.2% 3/25/50	150,000	196,530
		1,832,824
Food & Staples Retailing - 0.2%
Kroger Co. 5.4% 1/15/49	28,000	33,737
Sysco Corp.:
3.3% 2/15/50	50,000	36,259
3.55% 3/15/25	50,000	48,701
4.45% 3/15/48	52,000	44,291
Walgreens Boots Alliance, Inc. 3.45% 6/1/26	81,000	80,214
Walmart, Inc.:
3.625% 12/15/47	20,000	22,810
3.7% 6/26/28	60,000	67,454
3.95% 6/28/38	150,000	177,050
4.05% 6/29/48	80,000	102,874
		613,390
Food Products - 0.4%
Campbell Soup Co. 4.15% 3/15/28	80,000	86,345
Conagra Brands, Inc.:
4.85% 11/1/28	190,000	203,623
5.3% 11/1/38	13,000	14,149
5.4% 11/1/48	60,000	67,586
General Mills, Inc.:
2.875% 4/15/30	40,000	39,920
4.2% 4/17/28	89,000	98,313
4.55% 4/17/38	80,000	84,933
H.J. Heinz Co.:
3% 6/1/26	20,000	19,435
4% 6/15/23	134,000	134,775
4.375% 6/1/46	50,000	45,096
4.625% 1/30/29	260,000	262,096
Kellogg Co. 4.5% 4/1/46	32,000	35,809
Tyson Foods, Inc.:
4% 3/1/26	70,000	74,048
5.1% 9/28/48	50,000	62,035
Unilever Capital Corp. 3.125% 3/22/23	100,000	106,210
		1,334,373
Household Products - 0.1%
Kimberly-Clark Corp. 3.1% 3/26/30	22,000	23,624
Procter & Gamble Co.:
2.45% 3/25/25	91,000	95,397
3% 3/25/30	105,000	116,554
3.5% 10/25/47	43,000	46,436
		282,011
Tobacco - 0.4%
Altria Group, Inc.:
2.625% 9/16/26	110,000	105,051
3.875% 9/16/46	38,000	34,347
4.8% 2/14/29	120,000	125,559
5.8% 2/14/39	100,000	109,576
5.95% 2/14/49	30,000	34,904
BAT Capital Corp.:
3.557% 8/15/27	130,000	122,438
4.39% 8/15/37	140,000	129,713
4.54% 8/15/47	213,000	194,378
Philip Morris International, Inc.:
2.5% 11/2/22	302,000	303,154
2.875% 5/1/24	80,000	82,044
3.125% 3/2/28	154,000	157,226
		1,398,390

TOTAL CONSUMER STAPLES		5,460,988

ENERGY - 1.9%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 4.08% 12/15/47	172,000	141,322
Oil, Gas & Consumable Fuels - 1.9%
Apache Corp. 4.375% 10/15/28	112,000	59,882
Canadian Natural Resources Ltd.:
3.85% 6/1/27	58,000	45,925
4.95% 6/1/47	19,000	13,645
Cenovus Energy, Inc. 5.4% 6/15/47	124,000	56,444
Chevron Corp. 2.498% 3/3/22	280,000	284,121
ConocoPhillips Co. 5.95% 3/15/46	86,000	102,504
Devon Energy Corp. 5% 6/15/45	80,000	51,183
Ecopetrol SA 5.875% 9/18/23	390,000	386,588
Enbridge Energy Partners LP 5.875% 10/15/25	76,000	74,911
Enbridge, Inc. 5.5% 12/1/46	60,000	61,678
Encana Corp. 6.5% 2/1/38	50,000	21,732
Energy Transfer Partners LP:
4.2% 9/15/23	30,000	26,204
4.5% 4/15/24	50,000	44,602
5.8% 6/15/38	70,000	60,729
6% 6/15/48	356,000	298,915
6.25% 4/15/49	30,000	25,389
Enterprise Products Operating LP:
3.125% 7/31/29	70,000	64,487
3.95% 2/15/27	85,000	80,478
4.2% 1/31/50	110,000	102,999
4.25% 2/15/48	105,000	98,064
Equinor ASA 3.625% 9/10/28	120,000	128,744
Exxon Mobil Corp. 2.44% 8/16/29	320,000	327,274
Kinder Morgan Energy Partners LP 5% 8/15/42	100,000	92,384
Kinder Morgan, Inc.:
3.15% 1/15/23	119,000	117,846
4.3% 3/1/28	112,000	109,924
5.2% 3/1/48	30,000	31,688
Magellan Midstream Partners LP:
3.95% 3/1/50	75,000	63,957
5% 3/1/26	72,000	71,191
Marathon Oil Corp. 4.4% 7/15/27	240,000	160,232
Marathon Petroleum Corp.:
4.75% 12/15/23	255,000	241,443
4.75% 9/15/44	21,000	15,983
MPLX LP:
4.5% 7/15/23	82,000	70,567
4.5% 4/15/38	143,000	111,764
4.7% 4/15/48	28,000	21,676
4.8% 2/15/29	30,000	26,444
5.5% 2/15/49	70,000	59,097
Noble Energy, Inc.:
3.85% 1/15/28	55,000	38,937
4.95% 8/15/47	30,000	18,162
Occidental Petroleum Corp.:
2.9% 8/15/24	40,000	21,800
3.2% 8/15/26	19,000	9,272
3.5% 8/15/29	39,000	18,332
4.2% 3/15/48	16,000	6,897
4.3% 8/15/39	9,000	3,827
4.4% 4/15/46	110,000	46,133
4.4% 8/15/49	9,000	3,892
5.55% 3/15/26	390,000	207,992
6.6% 3/15/46	21,000	9,897
ONEOK, Inc.:
4.45% 9/1/49	40,000	31,075
4.55% 7/15/28	59,000	49,645
Petroleos Mexicanos:
5.95% 1/28/31 (b)	100,000	68,760
6.35% 2/12/48	50,000	31,250
6.5% 1/23/29	50,000	35,974
6.84% 1/23/30 (b)	272,000	196,797
7.69% 1/23/50 (b)	145,000	99,325
Phillips 66 Co. 3.9% 3/15/28	94,000	92,939
Phillips 66 Partners LP 3.15% 12/15/29	170,000	139,316
Shell International Finance BV:
3.125% 11/7/49	100,000	99,766
3.5% 11/13/23	300,000	312,544
3.75% 9/12/46	70,000	74,961
4.375% 5/11/45	33,000	38,169
Spectra Energy Partners LP 3.375% 10/15/26	158,000	145,518
Suncor Energy, Inc. 4% 11/15/47	179,000	163,236
Total Capital International SA 3.455% 2/19/29	100,000	105,559
TransCanada PipeLines Ltd. 4.25% 5/15/28	101,000	103,172
Valero Energy Corp. 4.35% 6/1/28	20,000	19,448
Western Gas Partners LP:
3.1% 2/1/25	150,000	78,472
4.05% 2/1/30	200,000	88,025
Williams Partners LP:
3.75% 6/15/27	35,000	32,088
4.85% 3/1/48	83,000	77,476
		6,079,350

TOTAL ENERGY		6,220,672

FINANCIALS - 7.0%
Banks - 3.5%
Bank of America Corp.:
3.419% 12/20/28 (c)	220,000	227,155
3.5% 4/19/26	122,000	129,895
3.55% 3/5/24 (c)	113,000	117,136
3.946% 1/23/49 (c)	23,000	24,439
3.97% 3/5/29 (c)	125,000	134,911
3.974% 2/7/30 (c)	60,000	64,787
4% 1/22/25	370,000	390,717
4.083% 3/20/51 (c)	220,000	249,738
4.271% 7/23/29 (c)	80,000	86,820
4.33% 3/15/50 (c)	60,000	70,384
Bank of Nova Scotia 3.4% 2/11/24	140,000	146,469
Barclays Bank PLC 2.65% 1/11/21	200,000	199,366
Barclays PLC:
3.2% 8/10/21	400,000	395,904
4.337% 1/10/28	200,000	203,470
Citigroup, Inc.:
3 month U.S. LIBOR + 1.023% 4.044% 6/1/24 (c)(d)	134,000	141,526
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (c)(d)	95,000	95,124
3.142% 1/24/23 (c)	365,000	369,554
3.878% 1/24/39 (c)	130,000	128,768
3.98% 3/20/30 (c)	110,000	117,591
4.65% 7/23/48	78,000	93,896
Citizens Financial Group, Inc. 4.3% 12/3/25	78,000	81,652
Credit Suisse Group Funding Guernsey Ltd. 4.55% 4/17/26	250,000	264,002
HSBC Holdings PLC:
2.95% 5/25/21	200,000	201,262
4.292% 9/12/26 (c)	400,000	418,168
Japan Bank International Cooperation 3.125% 7/20/21	200,000	206,219
JPMorgan Chase & Co.:
2.7% 5/18/23	111,000	113,878
2.739% 10/15/30 (c)	720,000	723,017
2.95% 10/1/26	224,000	231,483
4.005% 4/23/29 (c)	43,000	46,210
4.203% 7/23/29 (c)	30,000	32,956
4.452% 12/5/29 (c)	200,000	224,437
4.95% 6/1/45	135,000	169,516
Lloyds Bank PLC:
3.3% 5/7/21	200,000	200,031
4.45% 5/8/25	200,000	214,208
Mitsubishi UFJ Financial Group, Inc.:
2.801% 7/18/24	400,000	402,916
3.777% 3/2/25	84,000	88,654
Mizuho Financial Group, Inc. 3 month U.S. LIBOR + 0.830% 2.226% 5/25/26 (c)	400,000	392,018
Oesterreichische Kontrollbank 2.875% 9/7/21	50,000	51,584
PNC Financial Services Group, Inc. 2.2% 11/1/24	70,000	72,513
Rabobank Nederland New York Branch 3.125% 4/26/21	250,000	251,834
Royal Bank of Canada:
2.55% 7/16/24	520,000	529,551
4.65% 1/27/26	55,000	57,517
Royal Bank of Scotland Group PLC 3.875% 9/12/23	220,000	222,230
Santander Holdings U.S.A., Inc. 4.5% 7/17/25	82,000	83,672
Sumitomo Mitsui Financial Group, Inc.:
2.348% 1/15/25	200,000	198,624
2.75% 1/15/30	200,000	194,068
2.934% 3/9/21	189,000	189,271
3.936% 10/16/23	80,000	84,159
The Toronto-Dominion Bank:
2.65% 6/12/24	510,000	520,614
3.5% 7/19/23	100,000	103,127
Wells Fargo & Co.:
2.572% 2/11/31 (c)	690,000	663,788
2.625% 7/22/22	75,000	75,876
3.584% 5/22/28 (c)	82,000	85,866
3.75% 1/24/24	150,000	158,800
4.75% 12/7/46	157,000	181,341
Westpac Banking Corp.:
3.65% 5/15/23	130,000	135,558
4.11% 7/24/34 (c)	320,000	310,538
		11,568,808
Capital Markets - 0.9%
Bank of New York Mellon Corp. 3.85% 4/28/28	27,000	30,156
BlackRock, Inc. 3.375% 6/1/22	37,000	38,183
Citigroup Funding, Inc. 2.976% 11/5/30 (c)	270,000	267,519
Deutsche Bank AG London Branch 4.1% 1/13/26	200,000	185,978
Deutsche Bank AG New York Branch:
3.7% 5/30/24	200,000	187,510
3.95% 2/27/23	200,000	190,000
4.1% 1/13/26	200,000	182,460
Goldman Sachs Group, Inc.:
3.2% 2/23/23	200,000	204,084
3.85% 1/26/27	189,000	194,479
4.017% 10/31/38 (c)	120,000	120,502
4.223% 5/1/29 (c)	60,000	64,064
4.411% 4/23/39 (c)	100,000	108,901
4.75% 10/21/45	28,000	33,450
6.75% 10/1/37	130,000	171,436
Intercontinental Exchange, Inc.:
2.35% 9/15/22	34,000	34,349
3.75% 9/21/28	50,000	53,208
Morgan Stanley:
3 month U.S. LIBOR + 1.431% 4.457% 4/22/39 (c)(d)	295,000	334,879
2.699% 1/22/31 (c)	230,000	225,070
3.125% 1/23/23	210,000	214,780
3.625% 1/20/27	96,000	101,477
3.971% 7/22/38 (c)	120,000	131,873
4.375% 1/22/47	38,000	46,249
		3,120,607
Consumer Finance - 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	150,000	120,936
4.125% 7/3/23	300,000	254,828
4.45% 4/3/26	150,000	128,621
4.875% 1/16/24	150,000	128,537
American Express Credit Corp. 3.3% 5/3/27	30,000	31,614
Capital One Financial Corp.:
3.2% 1/30/23	176,000	173,952
3.75% 3/9/27	100,000	97,891
3.8% 1/31/28	251,000	248,071
Discover Financial Services 4.5% 1/30/26	142,000	144,865
GE Capital International Funding Co.:
3.373% 11/15/25	200,000	201,036
4.418% 11/15/35	200,000	216,074
John Deere Capital Corp.:
2.6% 3/7/24	60,000	62,533
2.8% 3/6/23	64,000	65,583
2.8% 7/18/29	120,000	116,745
3.65% 10/12/23	290,000	305,725
Synchrony Financial:
3.95% 12/1/27	150,000	133,406
4.375% 3/19/24	45,000	44,312
5.15% 3/19/29	159,000	153,276
Toyota Motor Credit Corp. 2.25% 10/18/23	113,000	110,772
		2,738,777
Diversified Financial Services - 1.0%
AXA Equitable Holdings, Inc. 4.35% 4/20/28	360,000	350,319
Berkshire Hathaway, Inc. 4.5% 2/11/43	33,000	40,758
BP Capital Markets America, Inc.:
2.52% 9/19/22	128,000	127,022
3% 2/24/50	30,000	27,891
3.216% 11/28/23	94,000	96,581
3.224% 4/14/24	470,000	480,728
Brixmor Operating Partnership LP 4.125% 5/15/29	19,000	19,479
DH Europe Finance II SARL:
2.2% 11/15/24	70,000	68,012
2.6% 11/15/29	80,000	77,784
3.4% 11/15/49	50,000	48,714
Export Development Canada:
2.625% 2/21/24	120,000	128,440
2.75% 3/15/23	145,000	154,248
KfW:
2.375% 12/29/22	996,000	1,043,981
2.625% 2/28/24	400,000	431,048
2.875% 4/3/28	14,000	16,103
Landwirtschaftliche Rentenbank 3.125% 11/14/23	80,000	87,125
		3,198,233
Insurance - 0.8%
ACE INA Holdings, Inc. 2.3% 11/3/20	210,000	210,225
American International Group, Inc.:
4.25% 3/15/29	100,000	104,513
4.5% 7/16/44	25,000	25,554
4.75% 4/1/48	100,000	105,670
5.75% 4/1/48 (c)	280,000	245,056
Aon Corp. 3.75% 5/2/29	120,000	126,588
Brighthouse Financial, Inc. 4.7% 6/22/47	28,000	22,452
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	200,000	194,697
4.4% 3/15/48	70,000	73,815
Marsh & McLennan Companies, Inc.:
4.2% 3/1/48	110,000	121,964
4.9% 3/15/49	50,000	63,938
MetLife, Inc.:
4.05% 3/1/45	18,000	18,844
4.55% 3/23/30	600,000	673,551
Progressive Corp. 4.2% 3/15/48	30,000	33,790
Prudential Financial, Inc.:
3.878% 3/27/28	35,000	36,388
3.935% 12/7/49	38,000	37,306
4.35% 2/25/50	175,000	179,820
The Travelers Companies, Inc. 4% 5/30/47	32,000	36,063
Willis Group North America, Inc. 2.95% 9/15/29	170,000	161,594
		2,471,828

TOTAL FINANCIALS		23,098,253

HEALTH CARE - 2.3%
Biotechnology - 0.3%
AbbVie, Inc.:
2.6% 11/21/24 (b)	60,000	60,961
2.95% 11/21/26 (b)	50,000	50,943
3.2% 11/21/29 (b)	80,000	81,614
4.05% 11/21/39 (b)	50,000	52,436
4.25% 11/21/49 (b)	80,000	86,294
4.3% 5/14/36	40,000	43,699
4.7% 5/14/45	120,000	134,812
4.875% 11/14/48	100,000	116,651
Amgen, Inc.:
1.9% 2/21/25	100,000	100,643
3.2% 11/2/27	56,000	60,579
3.375% 2/21/50	110,000	114,691
4.4% 5/1/45	102,000	119,105
Gilead Sciences, Inc.:
4% 9/1/36	40,000	45,289
4.15% 3/1/47	60,000	73,341
		1,141,058
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories:
3.875% 9/15/25	240,000	259,151
4.9% 11/30/46	20,000	27,331
Becton, Dickinson & Co. 4.669% 6/6/47	130,000	140,263
Boston Scientific Corp.:
3.75% 3/1/26	120,000	125,870
4% 3/1/29	100,000	105,838
4.7% 3/1/49	140,000	160,084
Medtronic, Inc. 4.625% 3/15/45	28,000	37,033
		855,570
Health Care Providers & Services - 0.8%
Aetna, Inc.:
2.8% 6/15/23	110,000	110,678
4.75% 3/15/44	60,000	66,062
Allina Health System, Inc. 3.887% 4/15/49	20,000	21,305
Anthem, Inc.:
3.35% 12/1/24	89,000	90,632
4.101% 3/1/28	50,000	53,829
4.55% 3/1/48	120,000	135,799
Cardinal Health, Inc. 3.41% 6/15/27	67,000	68,045
Cigna Corp.:
3.75% 7/15/23	20,000	20,586
4.125% 11/15/25	25,000	26,769
4.375% 10/15/28	30,000	32,269
4.5% 2/25/26 (b)	74,000	79,903
4.8% 8/15/38	80,000	89,909
4.8% 7/15/46 (b)	236,000	280,348
4.9% 12/15/48	30,000	36,261
CVS Health Corp.:
3% 8/15/26	20,000	19,922
3.25% 8/15/29	195,000	189,924
3.75% 4/1/30	150,000	155,203
4.1% 3/25/25	130,000	136,814
4.25% 4/1/50	37,000	38,466
4.3% 3/25/28	264,000	280,369
5.05% 3/25/48	131,000	148,764
Kaiser Foundation Hospitals:
3.266% 11/1/49	80,000	79,556
4.15% 5/1/47	30,000	34,823
UnitedHealth Group, Inc.:
2.375% 8/15/24	90,000	92,271
3.5% 6/15/23	182,000	191,710
3.7% 8/15/49	40,000	44,512
3.75% 10/15/47	30,000	33,541
4.45% 12/15/48	102,000	128,045
		2,686,315
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	150,000	144,744
3.2% 8/15/27	82,000	83,978
4.133% 3/25/25	164,000	175,727
4.497% 3/25/30	84,000	94,686
		499,135
Pharmaceuticals - 0.7%
Actavis Funding SCS:
3.8% 3/15/25	61,000	62,465
4.55% 3/15/35	80,000	88,099
AstraZeneca PLC:
4.375% 11/16/45	45,000	55,751
4.375% 8/17/48	50,000	61,410
Bristol-Myers Squibb Co.:
2.9% 7/26/24 (b)	70,000	74,185
3.4% 7/26/29 (b)	100,000	109,890
3.9% 2/20/28 (b)	205,000	228,254
4.125% 6/15/39 (b)	100,000	120,664
4.55% 2/20/48 (b)	53,000	67,184
GlaxoSmithKline Capital, Inc. 3.875% 5/15/28	130,000	145,515
Johnson & Johnson 3.4% 1/15/38	116,000	134,215
Merck & Co., Inc. 3.7% 2/10/45	45,000	53,038
Mylan NV 4.55% 4/15/28	20,000	19,580
Novartis Capital Corp.:
1.75% 2/14/25	100,000	101,003
2.75% 8/14/50	50,000	51,986
3.1% 5/17/27	90,000	96,865
4% 11/20/45	35,000	44,486
Pfizer, Inc.:
3.2% 9/15/23	200,000	210,896
3.45% 3/15/29	70,000	77,383
4% 12/15/36	36,000	41,191
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	110,000	112,500
Zoetis, Inc.:
3.45% 11/13/20	206,000	203,979
4.45% 8/20/48	60,000	66,754
		2,227,293

TOTAL HEALTH CARE		7,409,371

INDUSTRIALS - 1.7%
Aerospace & Defense - 0.4%
General Dynamics Corp.:
2.125% 8/15/26	160,000	160,167
3.375% 5/15/23	81,000	84,889
Lockheed Martin Corp. 4.7% 5/15/46	28,000	34,492
Northrop Grumman Corp.:
3.25% 1/15/28	80,000	83,932
4.03% 10/15/47	106,000	120,751
Rockwell Collins, Inc. 4.35% 4/15/47	50,000	55,653
The Boeing Co.:
3.2% 3/1/29	126,000	116,361
3.75% 2/1/50	130,000	118,732
United Technologies Corp.:
3.65% 8/16/23	14,000	14,720
4.05% 5/4/47	18,000	19,776
4.125% 11/16/28	70,000	77,273
4.45% 11/16/38	230,000	263,562
		1,150,308
Air Freight & Logistics - 0.1%
FedEx Corp.:
4.05% 2/15/48	35,000	30,804
4.95% 10/17/48	102,000	99,802
United Parcel Service, Inc. 2.8% 11/15/24	88,000	91,458
		222,064
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25 (b)	100,000	97,657
2.493% 2/15/27 (b)	50,000	47,078
2.722% 2/15/30 (b)	100,000	92,009
3.377% 4/5/40 (b)	30,000	26,333
3.577% 4/5/50 (b)	50,000	44,577
		307,654
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 3.95% 5/15/28	28,000	30,301
Electrical Equipment - 0.0%
Eaton Corp. 2.75% 11/2/22	133,000	131,338
Industrial Conglomerates - 0.2%
3M Co.:
2.375% 8/26/29	177,000	177,840
2.65% 4/15/25	24,000	25,049
3.05% 4/15/30	19,000	19,898
3.7% 4/15/50	24,000	26,856
General Electric Co. 4.5% 3/11/44	105,000	103,406
Honeywell International, Inc. 3.812% 11/21/47	20,000	22,019
Roper Technologies, Inc. 2.8% 12/15/21	108,000	108,098
		483,166
Machinery - 0.3%
Caterpillar Financial Services Corp.:
3.45% 5/15/23	182,000	190,369
3.65% 12/7/23	310,000	328,403
Caterpillar, Inc. 3.25% 9/19/49	110,000	110,686
Deere & Co. 2.875% 9/7/49	130,000	121,332
Ingersoll-Rand Luxembourg Finance SA 3.8% 3/21/29	125,000	126,380
Otis Worldwide Corp.:
2.565% 2/15/30 (b)	70,000	67,797
3.362% 2/15/50 (b)	50,000	48,621
Parker Hannifin Corp. 4% 6/14/49	110,000	114,562
		1,108,150
Professional Services - 0.0%
Thomson Reuters Corp. 3.35% 5/15/26	76,000	76,055
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC:
3.25% 6/15/27	160,000	165,567
4.05% 6/15/48	207,000	239,251
CSX Corp.:
4.3% 3/1/48	140,000	153,653
4.5% 3/15/49	30,000	34,552
4.75% 11/15/48	70,000	80,731
Norfolk Southern Corp.:
4.05% 8/15/52	90,000	97,156
4.15% 2/28/48	38,000	40,150
Union Pacific Corp.:
3.25% 2/5/50	50,000	48,584
3.5% 6/8/23	270,000	277,142
3.6% 9/15/37	38,000	39,336
3.7% 3/1/29	79,000	85,254
3.839% 3/20/60 (b)	70,000	74,911
		1,336,287
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
3.25% 3/1/25	88,000	69,145
3.875% 7/3/23	526,000	475,673
4.25% 2/1/24	170,000	147,900
		692,718

TOTAL INDUSTRIALS		5,538,041

INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
2.2% 9/20/23	130,000	136,722
2.6% 2/28/23	400,000	412,254
		548,976
Electronic Equipment & Components - 0.2%
Corning, Inc. 5.35% 11/15/48	10,000	11,768
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.3% 10/1/29 (b)	390,000	379,346
5.45% 6/15/23 (b)	110,000	112,878
8.35% 7/15/46 (b)	74,000	86,952
		590,944
IT Services - 0.4%
Fiserv, Inc.:
3.5% 7/1/29	80,000	84,654
4.4% 7/1/49	150,000	159,816
IBM Corp.:
2.5% 1/27/22	104,000	106,522
3% 5/15/24	100,000	104,564
3.5% 5/15/29	100,000	109,173
MasterCard, Inc.:
2.95% 6/1/29	50,000	53,276
3.3% 3/26/27	38,000	41,293
3.35% 3/26/30	53,000	58,894
3.85% 3/26/50	45,000	54,926
The Western Union Co. 2.85% 1/10/25	70,000	69,672
Visa, Inc.:
1.9% 4/15/27	131,000	130,631
2.05% 4/15/30	150,000	149,783
2.7% 4/15/40	150,000	148,896
4.15% 12/14/35	38,000	47,580
		1,319,680
Semiconductors & Semiconductor Equipment - 0.2%
Applied Materials, Inc. 4.35% 4/1/47	28,000	35,759
Broadcom Corp./Broadcom Cayman LP 3.125% 1/15/25	82,000	78,613
Broadcom, Inc. 4.75% 4/15/29 (b)	50,000	50,784
Intel Corp.:
3.25% 11/15/49	110,000	119,138
3.734% 12/8/47	30,000	35,038
NVIDIA Corp.:
2.85% 4/1/30	100,000	103,934
3.5% 4/1/50	50,000	54,586
Texas Instruments, Inc. 4.15% 5/15/48	70,000	86,575
		564,427
Software - 0.6%
Microsoft Corp.:
2.4% 2/6/22	685,000	703,938
3.3% 2/6/27	115,000	127,618
4.1% 2/6/37	113,000	137,961
4.25% 2/6/47	104,000	135,090
Oracle Corp.:
2.5% 4/1/25	80,000	81,670
2.95% 4/1/30	150,000	150,900
3.25% 11/15/27	96,000	98,923
3.6% 4/1/50	120,000	119,516
3.8% 11/15/37	110,000	113,433
4% 11/15/47	187,000	205,405
		1,874,454
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.:
2.4% 1/13/23	350,000	360,717
2.4% 5/3/23	156,000	162,241
2.95% 9/11/49	240,000	253,272
3% 11/13/27	96,000	103,226
3.75% 11/13/47	57,000	68,187
4.5% 2/23/36	90,000	112,381
		1,060,024

TOTAL INFORMATION TECHNOLOGY		5,958,505

MATERIALS - 0.5%
Chemicals - 0.4%
DuPont de Nemours, Inc.:
4.205% 11/15/23	30,000	31,478
4.725% 11/15/28	35,000	38,391
5.319% 11/15/38	110,000	123,674
Eastman Chemical Co. 4.5% 12/1/28	174,000	183,567
Ecolab, Inc. 3.25% 1/14/23	70,000	69,872
LYB International Finance II BV 3.5% 3/2/27	166,000	162,315
LYB International Finance III LLC 4.2% 10/15/49	100,000	98,122
Nutrien Ltd.:
4.2% 4/1/29	13,000	13,769
5% 4/1/49	103,000	124,340
Sherwin-Williams Co.:
3.8% 8/15/49	80,000	79,388
4.5% 6/1/47	50,000	54,327
The Dow Chemical Co.:
3.15% 5/15/24	30,000	29,548
3.5% 10/1/24	64,000	63,292
4.8% 5/15/49	50,000	51,685
The Mosaic Co. 4.05% 11/15/27	90,000	76,746
		1,200,514
Containers & Packaging - 0.0%
International Paper Co. 3% 2/15/27	51,000	52,451
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd. 5% 9/30/43	36,000	47,302
Newmont Corp. 5.45% 6/9/44	80,000	102,543
Southern Copper Corp. 5.875% 4/23/45	30,000	31,650
Vale Overseas Ltd. 6.25% 8/10/26	50,000	53,501
		234,996

TOTAL MATERIALS		1,487,961

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Alexandria Real Estate Equities, Inc. 4.85% 4/15/49	90,000	95,109
American Tower Corp.:
3.6% 1/15/28	32,000	31,980
3.8% 8/15/29	70,000	71,453
AvalonBay Communities, Inc. 3.2% 1/15/28	63,000	62,649
ERP Operating LP:
3.5% 3/1/28	61,000	62,016
4.15% 12/1/28	330,000	355,750
HCP, Inc. 3% 1/15/30	140,000	131,363
Kimco Realty Corp. 3.3% 2/1/25	180,000	181,151
Omega Healthcare Investors, Inc. 5.25% 1/15/26	230,000	229,039
Simon Property Group LP 3.375% 12/1/27	111,000	109,996
Ventas Realty LP:
4.4% 1/15/29	40,000	39,809
4.875% 4/15/49	160,000	168,225
Welltower, Inc. 4.95% 9/1/48	76,000	76,617
		1,615,157
Real Estate Management & Development - 0.0%
Ventas Realty LP/Ventas Capital Corp. 3.25% 8/15/22	161,000	162,059

TOTAL REAL ESTATE		1,777,216

UTILITIES - 1.8%
Electric Utilities - 1.2%
Alabama Power Co. 3.45% 10/1/49	140,000	142,463
Appalachian Power Co.:
3.3% 6/1/27	110,000	111,998
4.45% 6/1/45	18,000	18,948
4.5% 3/1/49	90,000	93,822
Baltimore Gas & Electric Co. 3.2% 9/15/49	150,000	142,960
Commonwealth Edison Co. 4% 3/1/48	42,000	47,198
Duke Energy Carolinas LLC:
2.45% 8/15/29	190,000	186,377
3.05% 3/15/23	150,000	153,580
3.95% 3/15/48	31,000	34,993
Duke Energy Corp.:
3.15% 8/15/27	314,000	309,290
3.75% 9/1/46	80,000	76,689
4.2% 6/15/49	90,000	90,668
Entergy Corp. 4% 7/15/22	130,000	133,385
Eversource Energy:
3.3% 1/15/28	62,000	63,051
3.45% 1/15/50	60,000	54,048
Exelon Corp. 3.4% 4/15/26	150,000	145,433
FirstEnergy Corp. 4.85% 7/15/47	140,000	156,558
Florida Power & Light Co.:
2.85% 4/1/25	167,000	175,621
4.125% 6/1/48	26,000	29,457
MidAmerican Energy Co.:
3.65% 4/15/29	190,000	207,532
3.65% 8/1/48	30,000	32,200
NextEra Energy Capital Holdings, Inc. 3.5% 4/1/29	140,000	146,220
Northern States Power Co.:
2.9% 3/1/50	80,000	78,829
3.6% 9/15/47	50,000	53,379
Oncor Electric Delivery Co. LLC 3.1% 9/15/49	100,000	97,141
PECO Energy Co. 3.9% 3/1/48	96,000	107,555
PPL Capital Funding, Inc. 4% 9/15/47	20,000	18,566
PPL Electric Utilities Corp. 3% 10/1/49	100,000	96,105
Public Service Co. of Colorado 3.7% 6/15/28	87,000	92,162
Public Service Electric & Gas Co.:
2.45% 1/15/30	70,000	69,546
3.15% 1/1/50	70,000	72,631
3.6% 12/1/47	44,000	45,809
Puget Sound Energy, Inc. 4.223% 6/15/48	45,000	52,039
Southern Co. 3.25% 7/1/26	112,000	112,959
Tampa Electric Co. 4.45% 6/15/49	100,000	111,953
Virginia Electric & Power Co.:
3.3% 12/1/49	60,000	60,001
3.8% 9/15/47	50,000	53,447
4.6% 12/1/48	52,000	59,102
Xcel Energy, Inc. 4% 6/15/28	76,000	80,223
		3,813,938
Gas Utilities - 0.0%
Dominion Gas Holdings LLC:
2.5% 11/15/24	50,000	48,582
3.9% 11/15/49	60,000	51,890
		100,472
Independent Power and Renewable Electricity Producers - 0.0%
Southern Power Co. 4.95% 12/15/46	80,000	77,849
Multi-Utilities - 0.6%
Berkshire Hathaway Energy Co.:
4.05% 4/15/25 (b)	668,000	720,472
4.45% 1/15/49	54,000	62,287
CenterPoint Energy, Inc.:
2.5% 9/1/22	44,000	43,187
3.7% 9/1/49	80,000	76,924
Consolidated Edison Co. of New York, Inc. 4.65% 12/1/48	50,000	57,192
Consolidated Edison, Inc. 2% 5/15/21	176,000	173,868
Dominion Energy, Inc.:
4.6% 3/15/49	50,000	51,653
4.7% 12/1/44	26,000	26,703
DTE Energy Co. 3.7% 8/1/23	46,000	46,423
NiSource Finance Corp. 3.95% 3/30/48	46,000	46,776
NiSource, Inc.:
2.65% 11/17/22	74,000	74,648
2.95% 9/1/29	190,000	180,479
3.49% 5/15/27	50,000	50,589
San Diego Gas & Electric Co. 2.5% 5/15/26	100,000	101,756
Sempra Energy:
3.8% 2/1/38	186,000	174,626
4% 2/1/48	130,000	124,613
		2,012,196

TOTAL UTILITIES		6,004,455

TOTAL NONCONVERTIBLE BONDS
(Cost $72,863,882)		72,494,581

U.S. Government and Government Agency Obligations - 47.4%
U.S. Government Agency Obligations - 0.7%
Fannie Mae:
1.625% 10/15/24	$180,000	$188,464
1.75% 7/2/24	100,000	104,611
1.875% 9/24/26	60,000	63,845
2.125% 4/24/26	170,000	183,039
2.375% 1/19/23	200,000	210,757
Federal Home Loan Bank:
1.5% 8/15/24	100,000	104,254
1.875% 11/29/21	285,000	291,750
2.5% 2/13/24	140,000	150,811
3% 10/12/21	100,000	103,992
Freddie Mac:
1.875% 11/17/20	157,000	158,614
2.75% 6/19/23	700,000	749,861
Tennessee Valley Authority:
2.875% 2/1/27	130,000	144,931
4.25% 9/15/65	30,000	47,349

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		2,502,278

U.S. Treasury Obligations - 46.7%
U.S. Treasury Bonds:
2% 2/15/50	2,666,000	3,096,413
2.25% 8/15/46	110,000	132,413
2.25% 8/15/49	129,000	156,384
2.5% 2/15/45	128,000	159,855
2.5% 2/15/46	571,000	717,720
2.5% 5/15/46	93,000	116,995
2.75% 8/15/42	197,000	254,392
2.75% 11/15/42	587,000	758,285
2.75% 8/15/47	51,000	67,414
2.75% 11/15/47	107,000	141,629
2.875% 5/15/43	691,000	910,554
2.875% 8/15/45	174,000	232,650
2.875% 5/15/49	1,000	1,362
3% 5/15/42	89,000	119,479
3% 11/15/44	2,149,000	2,909,377
3% 5/15/45	4,131,000	5,619,128
3% 11/15/45	1,000	1,368
3% 2/15/47	49,000	67,733
3% 5/15/47	208,000	287,544
3% 2/15/48	87,000	120,430
3% 8/15/48	3,000	4,171
3% 2/15/49	134,000	186,862
3.125% 11/15/41	113,000	154,311
3.125% 2/15/42	65,000	88,844
3.125% 2/15/43	1,400,000	1,914,719
3.125% 8/15/44	976,000	1,345,469
3.125% 5/15/48	169,000	239,624
3.375% 5/15/44	1,525,000	2,180,154
3.375% 11/15/48	157,000	233,096
3.5% 2/15/39	8,000	11,389
3.625% 8/15/43	971,000	1,431,770
3.625% 2/15/44	2,647,000	3,916,526
3.75% 8/15/41	45,000	66,848
3.75% 11/15/43	2,130,000	3,202,655
3.875% 8/15/40	52,000	78,024
4.375% 2/15/38	12,000	18,721
4.375% 11/15/39	24,000	37,973
4.375% 5/15/41	32,000	51,329
4.5% 2/15/36	216,000	331,973
4.5% 5/15/38	92,000	145,734
4.5% 8/15/39	17,000	27,223
4.75% 2/15/41	48,000	80,216
5.5% 8/15/28	4,000	5,598
7.125% 2/15/23	175,000	209,371
7.25% 8/15/22	190,000	221,543
U.S. Treasury Notes:
1.125% 2/28/22	569,000	578,580
1.125% 2/28/25	2,627,000	2,724,589
1.125% 2/28/27	691,000	718,289
1.25% 3/31/21	52,000	52,565
1.25% 8/31/24	1,923,000	1,999,169
1.375% 4/30/20	24,000	24,025
1.375% 8/31/20	158,000	158,827
1.375% 9/30/20	142,000	142,888
1.375% 4/30/21	301,000	305,021
1.375% 1/31/22	4,645,000	4,742,618
1.375% 2/15/23	2,031,000	2,095,421
1.375% 1/31/25	5,299,000	5,551,944
1.375% 8/31/26	2,293,000	2,416,159
1.5% 4/15/20	16,000	16,009
1.5% 8/31/21	3,457,000	3,519,928
1.5% 9/30/21	3,338,000	3,402,152
1.5% 10/31/21	1,973,000	2,012,845
1.5% 11/30/21	4,235,000	4,324,994
1.5% 8/15/22	1,141,000	1,175,720
1.5% 9/15/22	464,000	478,101
1.5% 1/15/23	2,392,000	2,473,945
1.5% 9/30/24	1,783,000	1,873,682
1.5% 10/31/24	2,714,000	2,854,471
1.5% 11/30/24	2,519,000	2,652,920
1.5% 8/15/26	557,000	590,790
1.5% 1/31/27	2,284,000	2,430,586
1.5% 2/15/30	183,000	197,283
1.625% 6/30/21	1,802,000	1,835,224
1.625% 12/31/21	2,309,000	2,365,372
1.625% 8/31/22	562,000	580,463
1.625% 11/15/22	1,457,000	1,508,564
1.625% 2/15/26	261,000	278,067
1.625% 5/15/26	264,000	281,758
1.625% 9/30/26	1,113,000	1,191,345
1.625% 10/31/26	457,000	489,258
1.625% 11/30/26	180,000	192,846
1.625% 8/15/29	1,198,000	1,300,813
1.75% 11/15/20	26,000	26,266
1.75% 7/31/21	2,925,000	2,985,785
1.75% 2/28/22	441,000	453,799
1.75% 6/15/22	485,000	501,274
1.75% 6/30/22	336,000	347,511
1.75% 7/15/22	1,795,000	1,856,984
1.75% 6/30/24	805,000	852,545
1.75% 7/31/24	2,907,000	3,080,625
1.75% 12/31/24	2,363,000	2,516,318
1.75% 12/31/26	1,882,000	2,033,148
1.875% 5/31/22	115,000	119,074
1.875% 9/30/22	358,000	372,502
1.875% 6/30/26	589,000	637,915
1.875% 7/31/26	909,000	986,123
2% 2/28/21	453,000	460,821
2% 12/31/21	333,000	343,276
2% 10/31/22	48,000	50,145
2% 5/31/24	442,000	472,249
2% 2/15/25	82,000	88,377
2% 8/15/25	50,000	54,113
2% 11/15/26	585,000	640,484
2.125% 5/31/21	665,000	680,378
2.125% 5/15/22	2,099,000	2,182,714
2.125% 12/31/22	19,000	19,963
2.125% 3/31/24	1,201,000	1,286,290
2.125% 5/15/25	13,000	14,120
2.25% 4/30/21	428,000	437,797
2.25% 4/30/24	1,443,000	1,554,607
2.25% 10/31/24	279,000	302,846
2.25% 12/31/24	160,000	174,075
2.25% 2/15/27	393,000	438,502
2.25% 8/15/27	639,000	717,278
2.25% 11/15/27	682,000	767,223
2.375% 3/15/21	379,000	387,143
2.375% 4/15/21	202,000	206,687
2.375% 3/15/22	1,583,000	1,649,412
2.375% 1/31/23	239,000	253,163
2.375% 2/29/24	2,859,000	3,088,725
2.375% 4/30/26	405,000	450,373
2.375% 5/15/27	46,000	51,905
2.375% 5/15/29	600,000	690,469
2.5% 6/30/20	120,000	120,715
2.5% 12/31/20	76,000	77,345
2.5% 2/28/21	571,000	583,357
2.5% 1/15/22	1,095,000	1,139,313
2.5% 2/15/22	738,000	769,307
2.5% 8/15/23	57,000	61,208
2.5% 1/31/24	3,559,000	3,853,591
2.5% 5/15/24	217,000	236,123
2.5% 1/31/25	238,000	262,274
2.5% 2/28/26	191,000	213,375
2.625% 7/31/20	194,000	195,622
2.625% 5/15/21	585,000	601,316
2.625% 6/15/21	503,000	518,169
2.625% 7/15/21	71,000	73,241
2.625% 12/15/21	1,639,000	1,706,097
2.625% 2/28/23	492,000	525,479
2.625% 6/30/23	1,031,000	1,108,526
2.625% 12/31/23	1,205,000	1,308,837
2.625% 12/31/25	331,000	371,470
2.625% 1/31/26	461,000	517,959
2.625% 2/15/29	391,000	457,195
2.75% 9/30/20	152,000	153,971
2.75% 8/15/21	295,000	305,267
2.75% 9/15/21	2,000	2,073
2.75% 4/30/23	84,000	90,353
2.75% 5/31/23	176,000	189,626
2.75% 7/31/23	700,000	756,820
2.75% 8/31/23	1,634,000	1,769,060
2.75% 6/30/25	113,000	126,639
2.75% 2/15/28	363,000	423,363
2.875% 10/31/20	359,000	364,694
2.875% 10/15/21	575,000	598,427
2.875% 11/15/21	1,553,000	1,619,852
2.875% 10/31/23	810,000	883,438
2.875% 11/30/23	1,045,000	1,142,683
2.875% 5/31/25	144,000	162,073
2.875% 5/15/28	216,000	254,779
2.875% 8/15/28	1,299,000	1,536,575
3% 9/30/25	148,000	168,408
3% 10/31/25	130,000	148,205
3.125% 11/15/28	1,687,000	2,037,316

TOTAL U.S. TREASURY OBLIGATIONS		153,259,644

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $144,312,902)		155,761,922

U.S. Government Agency - Mortgage Securities - 26.7%
Fannie Mae - 11.1%
2.5% 7/1/31 to 11/1/49	2,367,259	2,460,829
3% 4/1/32 to 3/1/50	12,093,453	12,741,679
3.5% 10/1/20 to 8/1/49	8,500,797	9,008,379
4% 10/1/33 to 8/1/49	6,978,477	7,469,660
4.5% 7/1/47 to 8/1/49	3,155,739	3,395,992
5% 11/1/25 to 10/1/49	703,633	761,219
5.5% 5/1/44 to 4/1/49	647,495	716,431

TOTAL FANNIE MAE		36,554,189

Freddie Mac - 6.0%
2.5% 7/1/23 to 12/1/49	2,198,231	2,283,456
3% 1/1/26 to 1/1/50	3,384,771	3,558,038
3% 8/1/47	90,838	95,452
3.5% 2/1/26 to 3/1/50	7,475,384	7,911,113
4% 9/1/45 to 9/1/49	3,959,004	4,231,137
4.5% 9/1/48 to 5/1/49	987,149	1,061,314
5% 4/1/48 to 10/1/49	458,988	495,289
5.5% 6/1/49	85,705	93,904

TOTAL FREDDIE MAC		19,729,703

Ginnie Mae - 7.2%
2.5% 10/20/46	83,701	87,898
2.5% 4/1/50 (e)	100,000	104,546
2.5% 4/1/50 (e)	200,000	209,092
2.5% 4/1/50 (e)	200,000	209,092
3% 7/20/42 to 3/20/50	5,807,785	6,159,435
3% 4/1/50 (e)	450,000	475,950
3% 4/1/50 (e)	450,000	475,950
3% 4/1/50 (e)	450,000	475,950
3% 4/1/50 (e)	600,000	634,600
3.5% 2/20/46 to 12/20/49	6,966,827	7,379,393
3.5% 4/1/50 (e)	800,000	843,923
4% 4/20/47 to 6/20/49	3,588,154	3,826,350
4.5% 1/20/47 to 5/20/49	1,607,808	1,712,968
4.5% 4/1/50 (e)	200,000	212,594
5% 11/20/47 to 5/20/49	609,819	650,761
5.5% 9/20/47 to 1/20/49	121,770	134,235

TOTAL GINNIE MAE		23,592,737

Uniform Mortgage Backed Securities - 2.4%
2.5% 4/1/35 (e)	300,000	311,423
2.5% 4/1/50 (e)	200,000	207,319
2.5% 4/1/50 (e)	100,000	103,659
2.5% 4/1/50 (e)	300,000	310,978
2.5% 5/1/50 (e)	100,000	103,472
3% 4/1/35 (e)	200,000	209,419
3% 4/1/50 (e)	1,950,000	2,044,880
3% 4/1/50 (e)	150,000	157,298
3% 4/1/50 (e)	100,000	104,866
3% 4/1/50 (e)	1,300,000	1,363,253
3% 5/1/50 (e)	400,000	419,041
3% 5/1/50 (e)	100,000	104,760
3% 5/1/50 (e)	150,000	157,140
3.5% 4/1/50 (e)	1,100,000	1,163,453
4% 4/1/50 (e)	700,000	747,201
4.5% 4/1/50 (e)	300,000	322,453

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		7,830,615

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $84,801,828)		87,707,244

Asset-Backed Securities - 0.0%
CarMax Auto Owner Trust Series 2018-3 Class A3, 3.13% 6/15/23	$30,000	$30,489
Citibank Credit Card Issuance Trust Series 2018-A6 Class A6, 3.21% 12/7/24	100,000	104,564
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	30,000	28,452
TOTAL ASSET-BACKED SECURITIES
(Cost $159,968)		163,505

Commercial Mortgage Securities - 1.3%
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	200,000	209,358
Series 2020-BN25 Class A5, 2.649% 1/15/63	220,000	222,499
Benchmark Mortgage Trust:
Series 2019-B12 Class A5, 3.1156% 8/15/52	95,000	99,386
Series 2019-B9 Class A5, 4.0156% 3/15/52	130,000	143,923
Citigroup Commercial Mortgage Trust sequential payer:
Series 2015-GC29 Class A4, 3.192% 4/10/48	80,000	81,359
Series 2016-C1 Class A4, 3.209% 5/10/49	90,000	94,492
COMM Mortgage Trust sequential payer Series 2013-CR13 Class A3, 3.928% 11/10/46	44,568	46,736
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	200,000	201,396
Class A5, 3.0161% 9/15/52	200,000	205,128
Freddie Mac:
sequential payer:
Series 2020-K104 Class A2, 2.253% 2/25/52	680,000	725,570
Series K057 Class A2, 2.57% 7/25/26	159,400	169,883
Series K080 Class A2, 3.926% 7/25/28	80,000	93,883
Series K-1510 Class A2, 3.718% 1/25/31	124,000	150,669
Series K068 Class A2, 3.244% 8/25/27	130,000	146,756
Series K079 Class A2, 3.926% 6/25/28	20,000	23,676
Series K094 Class A2, 2.903% 6/25/29	300,000	336,070
GS Mortgage Securities Trust sequential payer:
Series 2014-GC26 Class A4, 3.364% 11/10/47	110,000	114,287
Series 2020-GC45 Class A5, 2.9106% 2/13/53	260,000	267,706
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C21 Class A5, 3.7748% 8/15/47	150,000	158,366
Series 2014-C24 Class A5, 3.6385% 11/15/47	150,000	157,916
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	100,000	101,119
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	200,000	203,924
Series 2020-C55 Class A5, 2.725% 2/15/53	90,000	90,067
Series 2018-C48 Class A5, 4.302% 1/15/52	123,000	133,859
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $4,007,651)		4,178,028

Municipal Securities - 0.2%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 7.834% 2/15/41	55,000	80,051
California Gen. Oblig. Series 2009, 7.55% 4/1/39	145,000	235,292
Dallas Fort Worth Int'l. Arpt. Rev. Series 2019 A, 3.144% 11/1/45	20,000	18,644
New Jersey Trans. Trust Fund Auth. Series B:
4.081% 6/15/39	$80,000	$77,530
4.131% 6/15/42	80,000	77,459
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	60,000	78,259
TOTAL MUNICIPAL SECURITIES
(Cost $543,264)		567,235

Foreign Government and Government Agency Obligations - 1.3%
Alberta Province:
2.95% 1/23/24	$110,000	$117,788
3.3% 3/15/28	75,000	86,320
Canadian Government 2% 11/15/22	120,000	124,120
Chilean Republic 3.24% 2/6/28	200,000	211,313
Colombian Republic 4.5% 3/15/29	200,000	204,188
Hungarian Republic:
5.375% 2/21/23	100,000	107,688
5.375% 3/25/24	420,000	463,838
5.75% 11/22/23	50,000	55,078
Indonesian Republic 2.85% 2/14/30	200,000	193,735
Italian Republic 2.375% 10/17/24	200,000	197,620
Manitoba Province 2.6% 4/16/24	410,000	434,465
Ontario Province:
2.3% 6/15/26	50,000	53,202
2.5% 4/27/26	115,000	122,503
3.05% 1/29/24	90,000	97,326
Peruvian Republic:
2.844% 6/20/30	190,000	198,491
4.125% 8/25/27	50,000	56,328
Philippine Republic 3% 2/1/28	200,000	208,364
Polish Government 3.25% 4/6/26	73,000	79,388
Province of Quebec:
2.375% 1/31/22	25,000	25,710
2.5% 4/9/24	140,000	151,159
2.75% 4/12/27	95,000	104,838
United Mexican States:
3.25% 4/16/30	200,000	188,700
3.75% 1/11/28	200,000	199,938
4% 10/2/23	160,000	163,200
4.15% 3/28/27	200,000	203,625
4.5% 4/22/29	200,000	204,375
Uruguay Republic 4.375% 1/23/31	150,000	162,797
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,311,449)		4,416,097

Supranational Obligations - 1.1%
Asian Development Bank:
1.5% 10/18/24	200,000	207,469
2.625% 1/30/24	80,000	86,005
2.75% 3/17/23	700,000	743,131
European Investment Bank:
1.375% 5/15/23	350,000	358,044
2% 12/15/22	510,000	529,808
2.25% 6/24/24	170,000	181,513
2.875% 8/15/23	260,000	279,748
Inter-American Development Bank:
1.75% 3/14/25	194,000	203,783
2.25% 6/18/29	70,000	77,186
4.375% 1/24/44	39,000	59,708
International Bank for Reconstruction & Development:
1.5% 8/28/24	140,000	144,716
1.625% 1/15/25	155,000	162,032
1.75% 4/19/23	55,000	56,911
1.875% 6/19/23	20,000	20,771
2.5% 3/19/24	130,000	139,329
2.5% 11/22/27	92,000	102,661
3% 9/27/23	100,000	107,948
International Finance Corp. 2.875% 7/31/23	112,000	120,399
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $3,419,729)		3,581,162

Bank Notes - 0.2%
PNC Bank NA 2.15% 4/29/21	250,000	250,054
Wells Fargo Bank NA 3.55% 8/14/23	250,000	261,971
TOTAL BANK NOTES
(Cost $510,724)		512,025
	Shares	Value

Money Market Funds - 3.2%
Fidelity Cash Central Fund 0.29% (f)
(Cost $10,456,669)	10,453,580	10,456,716
TOTAL INVESTMENT IN SECURITIES - 103.5%
(Cost $325,388,066)		339,838,515
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(11,600,818)
NET ASSETS - 100%		$328,237,697

Legend

 (a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,506,973 or 1.1% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$18,218
Total	$18,218

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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